Organization	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Notes to Financial Statements
Note 1 - Organization

The Company, Gold Lakes Corp., was incorporated under the laws of the State of Nevada on January 18, 2007 with the authorized capital stock of 300,000,000 shares at $0.001 par value. On April 30, 2008, the Secretary of State for Nevada approved an amendment to the Articles of Incorporation where the total number of shares of common stock was increased to 500,000,000 shares of common stock with a par value of $0.001 per share. The Company was organized for the purpose of acquiring and developing mineral properties. On August 15, 2015 the Company reverse split its issued shares on the basis of one post-split share for every two hundred pre-split shares. On July 15, 2016, the company forward split its issued shares on the basis of three post-split shares for every one pre-split share.

On January 13, 2017, the company filed a Certificate of Amendment with the Nevada Secretary of State increasing the number of authorized shares of common stock from 500,000,000 to 2,000,000,000 and authorizing the issuance of 1,000,000 shares of preferred stock, par value $0.001 per share. On January 17, 2017, pursuant to a resolution approved by our Board of Directors, we filed a Certificate of Designation with the Nevada Secretary of State designating up to 1,000,000 shares of Series A Preferred Stock. The Series A Preferred Stock is entitled to two thousand (2,000) votes per share, is convertible into shares of our common stock at a conversion rate of 2,000 shares of common stock for each share of preferred stock, and is entitled to a liquidation preference equal to the original issue price per share. On January 18, 2017, our Board of Directors approved the issuance of 1,000,000 shares of Series A Preferred Stock to Flex Mining, Ltd., a Delaware corporation (“Flex”), in consideration of certain sums owed to Flex under the Flex Agreement and Flex Addendum, as described in further detail below.

On January 18, 2017, 1,000,000 shares of Series A Preferred Stock were issued to Flex, (a majority shareholder and related party) pursuant to an oral agreement with Flex. The Company agreed to issue the shares because of the $250,000 expenditure requirement has not been met on the Big Monty Claims during the first year following the effective date of the Flex Addendum, and because Flex’s ownership interest in our Company has been diluted due to recent conversions of outstanding convertible notes. By issuing the shares, Flex agreed that the Company’s rights under the Flex Agreement and Flex Addendum remain valid.

The Company, Gold Lakes Corp., was incorporated under the laws of the State of Nevada on January 18, 2007 with the authorized capital stock of 300,000,000 shares at $0.001 par value. On April 30, 2008, the Secretary of State for Nevada approved an amendment to the Articles of Incorporation where the total number of shares of common stock was increased to 500,000,000 shares of common stock with a par value of $0.001 per share. The Company was organized for the purpose of acquiring and developing mineral properties. On August 15, 2015 the Company reverse split its issued shares on the basis of one post-split share for every two hundred pre-split shares. On July 15, 2016, the company forward split its issued shares on the basis of three post-split shares for every one pre-split share.